Severance Indemnities and Pension Plans (Schedule of Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments Foreign Offices and Subsidiaries) (Details)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011	Dec. 31, 2010 JPY (¥)	Dec. 31, 2009 JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other investment funds [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other investment funds [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Foreign Offices and Subsidiaries [Member] JPY (¥)	Mar. 31, 2010 Foreign Offices and Subsidiaries [Member] JPY (¥)	Mar. 31, 2009 Foreign Offices and Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 Foreign Offices and Subsidiaries [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2010 Foreign Offices and Subsidiaries [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2009 Foreign Offices and Subsidiaries [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2011 Foreign Offices and Subsidiaries [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2010 Foreign Offices and Subsidiaries [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2009 Foreign Offices and Subsidiaries [Member] Other Investments [Member] JPY (¥)
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 1,821	¥ 1,331
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets		0.07%	0.10%
Fair value of common stocks issued by the MUFG group included in plan assets	5,522	7,169
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets		0.38%	0.31%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.24%	1.18%
Mutual funds held by UNBC				79,520	62,688
Common collective funds held by UNBC				19,829	31,003
Defined Benefit Plan, Fair Value of Plan Assets						¥ 190,130	¥ 183,445	¥ 102,041	¥ 84,812	¥ 3,304	¥ 3,793	¥ 14,350	¥ 13,284	¥ 84,315	¥ 67,284	¥ 72	¥ 451	¥ 77,751	¥ 92,985	¥ 4,693	¥ 8,794	[1]	¥ 14,849	[1]	¥ 63,551	¥ 77,368	¥ 713	¥ 768	¥ 10,338	¥ 5,648	¥ 9,982	¥ 5,085	¥ 356	¥ 563	¥ 7,997	¥ 3,793	¥ 8,794	[1]	¥ 14,849	[1]	¥ 14,350	¥ 13,284	¥ 157,848	[2]	¥ 149,737	[2]	¥ 1,141	¥ 1,782	¥ 10,338	¥ 5,648	¥ 7,881	¥ 9,982	¥ 5,085	¥ 7,481	¥ 356	¥ 563	¥ 400

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of yen1,331 million (0.07% of plan assets) and yen1,821 million (0.10% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of yen62,688 million of mutual funds and yen31,003 million of common collective funds, and of yen79,520 million of mutual funds and yen19,829 million of common collective funds, which were held by UNBC at December 31, 2009 and 2010, respectively.